Fair Value Measurements - Significant Unobservable Inputs (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Actuarial Assumptions, Benefit Utilization, Percent of Policyholders Taking Systematic Withdrawals	26.00%	26.00%
Fair Value Inputs, Actuarial Assumptions, Benefit Utilization, Percent of Policyholders Assumed to Begin Systematic Withdrawals	85.00%	85.00%
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Average Expected Delay	2 years 6 months	2 years 9 months 18 days
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	$ 15,600.0	$ 15,600.0
In Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	14,700.0	14,800.0
Out Of Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	900.0	800.0
Age 60 and under
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Average Expected Delay	5 years 6 months	5 years 6 months
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	3,600.0	3,800.0
Age 60 and under | In Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	3,300.0	3,500.0
Age 60 and under | Out Of Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	300.0	300.0
Age 60-69
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Average Expected Delay	1 year 10 months 24 days	1 year 10 months 24 days
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	7,300.0	7,400.0
Age 60-69 | In Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	6,900.0	7,000.0
Age 60-69 | Out Of Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	400.0	400.0
Age 70 and over
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Average Expected Delay	2 months 12 days	2 months 12 days
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	4,700.0	4,400.0
Age 70 and over | In Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	4,500.0	4,300.0
Age 70 and over | Out Of Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	200.0	100.0
GMWB/GMWBL | In Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	7,600.0	8,800.0
GMWB/GMWBL | In Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	7,000.0	6,200.0
GMWB/GMWBL | Out Of Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	700.0	900.0
GMWB/GMWBL | Out Of Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	700.0	600.0
GMAB | In Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	0	0
GMAB | In Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	0	0
GMAB | Out Of Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	0	0
GMAB | Out Of Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	$ 100.0	$ 100.0
Minimum | Age 60 and under
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Attained Age	0	0
Minimum | Age 60-69
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Attained Age	60	60
Minimum | Age 70 and over
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Attained Age	70	70
Minimum | GMWB/GMWBL | In Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	0.08%	0.08%
Minimum | GMWB/GMWBL | In Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	1.50%	1.50%
Minimum | GMWB/GMWBL | Out Of Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	0.35%	0.35%
Minimum | GMWB/GMWBL | Out Of Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	3.20%	3.20%
Minimum | GMAB | In Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	0.08%	0.08%
Minimum | GMAB | In Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	2.40%	2.40%
Minimum | GMAB | Out Of Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	0.41%	0.41%
Minimum | GMAB | Out Of Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	12.00%	12.00%
Maximum | Age 60 and under
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Attained Age	60	60
Maximum | Age 60-69
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Attained Age	69	69
Maximum | GMWB/GMWBL | In Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	5.80%	5.80%
Maximum | GMWB/GMWBL | In Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	17.00%	17.00%
Maximum | GMWB/GMWBL | Out Of Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	12.00%	12.00%
Maximum | GMWB/GMWBL | Out Of Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	32.00%	32.00%
Maximum | GMAB | In Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	8.20%	8.20%
Maximum | GMAB | In Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	22.00%	22.00%
Maximum | GMAB | Out Of Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	12.00%	12.00%
Maximum | GMAB | Out Of Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	31.00%	31.00%